Parent company accounts - Balance sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Loans and advances to subsidiaries	£ 361,523	£ 346,273
Financial assets at fair value through the income statement	186,857	193,734
Derivative financial instruments	252,459	293,530
Other assets	5,239	4,819
Total assets	1,544,165	1,518,202
Liabilities
Deposits at amortised cost	585,613	560,663
Cash collateral and settlement balances	117,583	106,229
Subordinated liabilities	12,954	11,921
Financial liabilities designated at fair value	294,108	282,224
Derivative financial instruments	240,808	279,415
Other liabilities	10,113	10,611
Total liabilities	1,465,929	1,445,721
Equity
Called up share capital and share premium	4,178	4,186
Other equity instruments	12,725	12,075
Other reserves	1,628	(468)
Retained earnings	59,253	56,028
Total equity excluding non-controlling interests	77,784	71,821
Total liabilities and equity	1,544,165	1,518,202
Barclays PLC
Assets
Investment in subsidiaries	63,907	63,315
Loans and advances to subsidiaries	15,730	18,407
Financial assets at fair value through the income statement	50,921	44,435
Derivative financial instruments	69	31
Other assets	468	441
Total assets	131,095	126,629
Liabilities
Deposits at amortised cost	543	542
Cash collateral and settlement balances	9	0
Debt securities in issue	14,476	16,337
Subordinated liabilities	8,644	9,706
Financial liabilities designated at fair value	48,800	42,324
Derivative financial instruments	535	654
Other liabilities	99	80
Total liabilities	73,106	69,643
Equity
Called up share capital and share premium	4,178	4,186
Other equity instruments	12,673	12,033
Other reserves	1,360	1,202
Retained earnings	39,778	39,565
Total equity excluding non-controlling interests	57,989	56,986
Total liabilities and equity	£ 131,095	£ 126,629